Subsequent Events (Details) (USD $)	2 Months Ended				1 Months Ended		1 Months Ended	2 Months Ended		1 Months Ended	2 Months Ended		1 Months Ended
	Sep. 30, 2012	Nov. 02, 2012	Oct. 03, 2012	Nov. 23, 2012 Senior Debt Facility [Member]	Nov. 30, 2012 Mezzanine Financing Investment III Ltd [Member] Mezzanine Senior Facility [Member]	Nov. 01, 2012 Mezzanine Financing Investment III Ltd [Member] Mezzanine Senior Facility [Member]	Nov. 30, 2012 Mezzanine Financing Investment III Ltd [Member] Mezzanine Junior Facility [Member]	Sep. 30, 2012 Mezzanine Financing Investment III Ltd [Member] Mezzanine Junior Facility [Member]	Nov. 23, 2012 Mezzanine Financing Investment III Ltd [Member] Mezzanine Junior Facility [Member]	Nov. 30, 2012 Mezzanine Financing Investment III Ltd [Member] Short Term Working Capital Loan Facility [Member]	Sep. 30, 2012 Mezzanine Financing Investment III Ltd [Member] Short Term Working Capital Loan Facility [Member]	Nov. 16, 2012 Mezzanine Financing Investment III Ltd [Member] Short Term Working Capital Loan Facility [Member]	Oct. 31, 2012 Advisory Services Agreement [Member] Shipinvest Brokers Ltd [Member]	Oct. 05, 2012 Advisory Services Agreement [Member] Shipinvest Brokers Ltd [Member]	Oct. 30, 2012 Shareholders Agreement [Member]	Oct. 22, 2012 Shareholders Agreement [Member]
Subsequent Events (Textual)
Consultants fees														$ 250,000
Percentage payable to consultants in connection with employment arrangement														1.25%
Percentage payable in connection of sale and purchase activities														1.00%
Period of advisory services agreement													5 years
Purchase price of vessel																16,600,000
Percentage of shares transferred by non-controlling shareholder to the company																100.00%
Amount deposited in escrow account		10,550,000													1,090,000
Senior secured debt				38,220,000		16,800,000			16,800,000			6,000,000
Original discount on senior secured debt						16.70%			16.70%			16.70%
Proceeds from issuance of secured debt					14,000,000		14,000,000			5,000,000
Senior secured debt amount fully drawn	30,550,000	14,000,000										6,742,570
Loan repayment terms	The borrowers shall repay the facility in 24 consecutive quarterly installments commencing three months after the first drawdown, plus a balloon payment together with the last installment.							Repayment installments will be based on a 10 year straight line amortization profile commencing on June 30, 2015.			Repayable within one year from its November 19, 2012 drawdown date
Advanced to the seller for the acquisition of Vega Juniz			1,910,000
Debt instrument, description of variable rate basis	LIBOR plus 4%
Payment for draw downs amount	7,637,500
Payment for additional draw downs amount	3,835,000
Amount contributed by controlling shareholder through cash transfers	$ 5,121,501